Consolidated Statements of Operations - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Income Statement [Abstract]
Revenue	$ 24,132,261	$ 35,607,614
Cost of revenue	(23,438,416)	(32,843,907)
Gross profit	693,845	2,763,707
Amortization & depreciation	(351,204)	(156,497)
General & administrative expenses	(5,049,420)	(6,445,771)
Marketing cost	(83,197)	(276,258)
Research & development	(411,925)	(632,767)
Credit impairment loss	(1,207,516)	(439,613)
Stock compensation expenses	(530,620)	(761,802)
Total operating expenses	(7,633,882)	(8,712,708)
Net loss from operations	(6,940,037)	(5,949,001)
Other income (expense):
Interest income	25,849	87,063
Interest expense	(146,235)	(164,059)
Exchange rate gain (loss)	(14,455)	15,738
Other income	33,545	21,796
Total other income (expense)	(101,296)	(39,462)
Net Loss before income tax	(7,041,333)	(5,988,463)
Income tax benefit		879,121
Net Loss	(7,041,333)	(5,109,342)
Less: Net profit (loss) attributable to the non-controlling interest	(43,563)	3,462
Net loss attributable to the Company’s stockholders	(6,997,770)	(5,112,804)
Other comprehensive income:
Foreign currency translation adjustments	859,172	(176,265)
Comprehensive loss	(6,138,598)	(5,289,069)
Less: comprehensive income (loss) attributable to non-controlling interest	544	(602)
Comprehensive loss attributable to the Company	$ (6,139,142)	$ (5,288,467)
NET LOSS PER SHARE
Loss Per Share - Basic	$ (0.12)	$ (0.09)
Loss Per Share - Diluted	$ (0.12)	$ (0.09)
NET LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY
Weighted Average Common Shares Outstanding - Basic	59,597,091	55,613,386
Weighted Average Common Shares Outstanding - Diluted	59,597,091	55,613,386